Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 99.0%
Communication Services 3.0%
Diversified Telecommunication Services 0.7%
Liberty Latin America Ltd. "A"*	83,215	515,101
Entertainment 0.3%
Madison Square Garden Sports Corp.*	1,859	254,051
Media 1.6%
Interpublic Group of Companies, Inc.	39,760	1,017,856
Nexstar Media Group, Inc.	1,224	204,224
		1,222,080
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	20,294	282,087
Consumer Discretionary 10.7%
Auto Components 1.4%
Lear Corp.	8,664	1,036,994
Automobiles 0.5%
Winnebago Industries, Inc.	6,930	368,745
Diversified Consumer Services 1.8%
Vivint Smart Home, Inc.* (a)	169,008	1,112,073
WW International, Inc.*	57,688	226,714
		1,338,787
Hotels, Restaurants & Leisure 0.8%
International Game Technology PLC	19,871	313,962
Red Rock Resorts, Inc. "A"	8,611	295,013
		608,975
Household Durables 2.4%
Beazer Homes U.S.A., Inc.*	25,089	242,611
Mohawk Industries, Inc.*	5,001	456,041
PulteGroup, Inc.	29,095	1,091,062
		1,789,714
Internet & Direct Marketing Retail 0.6%
Porch Group, Inc.* (a)	191,004	429,759
Specialty Retail 1.7%
Foot Locker, Inc.	10,718	333,651
RH*	1,451	357,048
TravelCenters of America, Inc.*	11,339	611,512
		1,302,211
Textiles, Apparel & Luxury Goods 1.5%
Columbia Sportswear Co.	16,694	1,123,506

Consumer Staples 2.6%
Food & Staples Retailing 0.4%
Performance Food Group Co.*	6,533	280,592
Food Products 0.9%
Darling Ingredients, Inc.*	10,608	701,719
Household Products 0.9%
Central Garden & Pet Co.*	18,763	676,219
Personal Products 0.4%
Herbalife Nutrition Ltd.*	13,836	275,198
Energy 6.1%
Energy Equipment & Services 0.5%
NexTier Oilfield Solutions, Inc.*	52,206	386,324
Oil, Gas & Consumable Fuels 5.6%
Devon Energy Corp.	24,150	1,452,139
HF Sinclair Corp.	12,253	659,702
Kinetik Holdings, Inc. (a)	7,128	232,230
PDC Energy, Inc.	7,559	436,835
Targa Resources Corp.	20,338	1,227,195
Vertex Energy, Inc.* (a)	30,725	191,417
		4,199,518
Financials 21.4%
Banks 11.6%
Associated Banc-Corp.	50,702	1,018,096
BankUnited, Inc.	40,550	1,385,593
Eagle Bancorp., Inc.	28,111	1,259,935
First Financial Corp.	6,410	289,668
First Horizon Corp.	29,685	679,787
Fulton Financial Corp.	21,539	340,316
Hancock Whitney Corp.	26,974	1,235,679
Hilltop Holdings, Inc.	25,784	640,732
Simmons First National Corp. "A"	30,569	666,099
UMB Financial Corp.	14,217	1,198,351
		8,714,256
Capital Markets 0.4%
Evercore, Inc. "A"	3,114	256,127
Consumer Finance 1.8%
Bread Financial Holdings, Inc.	12,940	406,963
Credit Acceptance Corp.* (a)	1,410	617,580
Navient Corp.	24,093	353,926
		1,378,469
Diversified Financial Services 2.4%
A-Mark Precious Metals, Inc.	11,136	316,151
Apollo Global Management, Inc.	5,624	261,516
Cannae Holdings, Inc.*	12,504	258,333
Voya Financial, Inc.	15,823	957,291
		1,793,291
Insurance 5.0%
Assurant, Inc.	9,089	1,320,359

Brown & Brown, Inc.	23,705	1,433,678
Everest Re Group Ltd.	3,840	1,007,770
		3,761,807
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Rithm Capital Corp.	23,054	168,755
Health Care 8.2%
Biotechnology 3.2%
Athenex, Inc.*	837,899	225,730
Jounce Therapeutics, Inc.*	62,968	147,345
Myriad Genetics, Inc.*	28,066	535,499
Sage Therapeutics, Inc.*	20,690	810,221
Sana Biotechnology, Inc.* (a)	76,915	461,490
Twist Bioscience Corp.*	6,863	241,852
		2,422,137
Health Care Equipment & Supplies 0.7%
Cue Health, Inc.* (a)	81,996	246,808
ICU Medical, Inc.*	1,845	277,857
		524,665
Health Care Providers & Services 2.0%
Chemed Corp.	1,231	537,405
Molina Healthcare, Inc.*	2,804	924,872
		1,462,277
Health Care Technology 0.3%
Multiplan Corp.*	71,151	203,492
Life Sciences Tools & Services 1.3%
PerkinElmer, Inc.	6,269	754,349
Syneos Health, Inc.*	5,302	249,989
		1,004,338
Pharmaceuticals 0.7%
NGM Biopharmaceuticals, Inc.*	19,262	251,947
Reata Pharmaceuticals, Inc. "A"*	11,894	298,896
		550,843
Industrials 17.0%
Aerospace & Defense 0.3%
Maxar Technologies, Inc.	12,779	239,223
Air Freight & Logistics 1.7%
Atlas Air Worldwide Holdings, Inc.*	10,887	1,040,470
GXO Logistics, Inc.*	5,515	193,356
		1,233,826
Building Products 3.8%
Carlisle Companies, Inc.	9,343	2,619,871
Resideo Technologies, Inc.*	13,293	253,364
		2,873,235
Electrical Equipment 2.5%
Encore Wire Corp.	6,753	780,242
EnerSys	19,390	1,127,916
		1,908,158

Machinery 3.0%
Hillenbrand, Inc.	51,641	1,896,258
The Manitowoc Co., Inc.*	42,427	328,809
		2,225,067
Professional Services 3.0%
Jacobs Solutions, Inc.	13,094	1,420,568
ManpowerGroup, Inc.	3,398	219,817
Science Applications International Corp.	6,673	590,093
		2,230,478
Road & Rail 1.0%
Knight-Swift Transportation Holdings, Inc.	10,885	532,603
XPO Logistics, Inc.*	5,515	245,528
		778,131
Trading Companies & Distributors 1.7%
MRC Global, Inc.*	47,506	341,568
NOW, Inc.*	92,675	931,384
		1,272,952
Information Technology 8.5%
Communications Equipment 1.1%
Ciena Corp.*	7,945	321,216
CommScope Holding Co., Inc.*	54,708	503,861
		825,077
Electronic Equipment, Instruments & Components 2.6%
Avnet, Inc.	33,437	1,207,744
Itron, Inc.*	9,376	394,823
TD SYNNEX Corp.	3,829	310,877
		1,913,444
IT Services 0.8%
AvidXchange Holdings, Inc.*	71,323	600,540
Semiconductors & Semiconductor Equipment 1.9%
Cirrus Logic, Inc.*	11,969	823,467
Ichor Holdings Ltd.*	8,469	205,034
Photronics, Inc.*	26,946	393,951
		1,422,452
Software 2.1%
NCR Corp.*	12,880	244,849
Verint Systems, Inc.*	26,229	880,770
Xperi Holding Corp.	33,819	478,200
		1,603,819
Materials 6.5%
Chemicals 2.5%
Amyris, Inc.* (a)	165,272	482,594
Avient Corp.	7,871	238,491
Chemours Co.	20,651	509,047
H.B. Fuller Co.	6,184	371,659
Huntsman Corp.	12,248	300,566
		1,902,357
Containers & Packaging 0.9%
Graphic Packaging Holding Co.	33,885	668,890

Metals & Mining 3.1%
Cleveland-Cliffs, Inc.*	22,180	298,764
Steel Dynamics, Inc.	28,779	2,041,870
		2,340,634
Real Estate 10.5%
Equity Real Estate Investment Trusts (REITs) 10.0%
BRT Apartments Corp.	18,932	384,509
Duke Realty Corp.	16,051	773,658
Gaming and Leisure Properties, Inc.	32,113	1,420,679
Highwoods Properties, Inc.	27,146	731,856
Iron Mountain, Inc.	8,026	352,903
LXP Industrial Trust	155,012	1,419,910
NexPoint Residential Trust, Inc.	10,300	475,963
SITE Centers Corp.	38,592	413,321
STAG Industrial, Inc.	52,479	1,491,978
		7,464,777
Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	11,176	172,781
Opendoor Technologies Inc.*	64,435	200,393
		373,174
Utilities 4.5%
Electric Utilities 3.1%
IDACORP, Inc.	15,434	1,528,120
Otter Tail Corp.	12,371	761,064
		2,289,184
Gas Utilities 1.4%
Northwest Natural Holding Co.	9,452	410,028
UGI Corp.	20,014	647,053
		1,057,081
Total Common Stocks (Cost $72,415,081)		74,254,536

Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (b) (c) (Cost $2,773,186)	2,773,186	2,773,186

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.84% (b) (Cost $785,857)	785,857	785,857

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,974,124)	103.8	77,813,579
Other Assets and Liabilities, Net	(3.8)	(2,841,163)
Net Assets	100.0	74,972,416
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (b) (c)
6,453,827	—	3,680,641 (d)	—	—	67,399	—	2,773,186	2,773,186
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.84% (b)
663,321	5,826,070	5,703,534	—	—	5,882	—	785,857	785,857
7,117,148	5,826,070	9,384,175	—	—	73,281	—	3,559,043	3,559,043

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $2,693,760, which is 3.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$74,254,536	$—	$—	$74,254,536
Short-Term Investments (a)	3,559,043	—	—	3,559,043
Total	$77,813,579	$—	$—	$77,813,579

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH3
R-080548-1 (1/23)